Summary of Selected Royalties and Stream Owned by the Company (Details)	12 Months Ended
Dec. 31, 2025
Streams on Production Stage Assets [Member] | Vares Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Vareš Mine
Streams Percentage Own Description	100% Copper Stream
Jurisdiction	Bosnia and Herzegovina
Royalties on Production Stage Assets [Member] | Borborema Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Borborema Mine
Royalty Percentage Own Description	2.0% NSR
Jurisdiction	Rio Grande do Norte, Brazil
Royalties on Production Stage Assets [Member] | Borden Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Borden Mine	[1]
Royalty Percentage Own Description	0.5% NSR	[1]
Jurisdiction	Ontario, Canada	[1]
Royalties on Production Stage Assets [Member] | Canadian Malartic Property (open pit) [Member]
IfrsStatementLineItems [Line Items]
Property description	Canadian Malartic Property (open pit)	[1]
Royalty Percentage Own Description	2.0% – 3.0% NSR	[1]
Jurisdiction	Québec, Canada	[1]
Royalties on Production Stage Assets [Member] | Cozamin Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Cozamin Mine	[1]
Royalty Percentage Own Description	1.0% NSR	[1]
Jurisdiction	Zacatecas, Mexico	[1]
Royalties on Production Stage Assets [Member] | Cote Gold Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Côté Gold Mine	[1]
Royalty Percentage Own Description	0.75% NSR	[1]
Jurisdiction	Ontario, Canada	[1]
Royalties on Production Stage Assets [Member] | Granite Creek Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Granite Creek Project
Royalty Percentage Own Description	10% Net Profit Interest ("NPI")
Jurisdiction	Nevada, USA
Royalties on Production Stage Assets [Member] | Pedra Branca Mine [Member]
IfrsStatementLineItems [Line Items]
Property description	Pedra Branca Mine
Royalty Percentage Own Description	25.0% NSR (Au); 2.0% NSR (Cu)
Jurisdiction	Pará, Brazil
Royalties on Development Stage Assets [Member] | Canadian Malartic - Odyssey Project (1) (underground) [Member]
IfrsStatementLineItems [Line Items]
Property description	Canadian Malartic - Odyssey Project (1) (underground)	[1]
Royalty Percentage Own Description	3.0% NSR	[1]
Jurisdiction	Québec, Canada	[1]
Royalties on Development Stage Assets [Member] | REN - Carline Mines [Member]
IfrsStatementLineItems [Line Items]
Property description	REN - Carlin Mines
Royalty Percentage Own Description	1.5% NSR
Jurisdiction	Nevada, USA
Royalties on Development Stage Assets [Member] | REN - Carline Mines (NPI)
IfrsStatementLineItems [Line Items]
Property description	REN - Carlin Mines (NPI)
Royalty Percentage Own Description	3.5% NPI
Jurisdiction	Nevada, USA
Royalties on Exploration and Resource Stage Assets [Member] | Fenelon Gold Project [Member]
IfrsStatementLineItems [Line Items]
Property description	Fenelon Gold Project
Royalty Percentage Own Description	2.0% NSR
Jurisdiction	Québec, Canada
Royalties on Exploration and Resource Stage Assets [Member] | South Railroad Project [Member]
IfrsStatementLineItems [Line Items]
Property description	South Railroad Project	[1]
Royalty Percentage Own Description	0.44% NSR	[1]
Jurisdiction	Nevada, USA	[1]
Royalties on Exploration and Resource Stage Assets [Member] | Tonopah West [Member]
IfrsStatementLineItems [Line Items]
Property description	Tonopah West
Royalty Percentage Own Description	3.0% NSR
Jurisdiction	Nevada, USA
Royalties on Exploration and Resource Stage Assets [Member] | County Line [Member]
IfrsStatementLineItems [Line Items]
Property description	County Line
Royalty Percentage Own Description	3.0% NSR
Jurisdiction	Nevada, USA

[1]	Royalty applies to only a portion of the property.